Note 10 - Details of Selected Balance Sheet Accounts	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]

(10)   Details of Selected Balance Sheet Accounts

Accounts Receivable

A summary of accounts receivable follows (in thousands):

	December 31,
	2020	2019
Accounts receivable, principally trade	$10,458	$29,548
Less: allowance for expected credit losses(a)	(2,413)	—
Accounts receivable, net	$8,045	$29,548

(a)   Allowance for expected credit losses primarily relates to two customers with outstanding receivable balance determined to be uncollectible in the fourth quarter of 2020.

Inventories

A summary of inventories follows (in thousands):

	December 31,
	2020	2019
Raw materials and purchased subassemblies	$18,638	$18,509
Work-in-process	1,218	2,079
Finished goods	4,417	4,932
Less: reserve for excess and obsolete inventories	(13,006)	(13,333)
Inventories, net	$11,267	$12,187

Total excess and obsolete inventory expense for 2020, 2019 and 2018 was $0.4 million, $0.5 million and $0.7 million, respectively.

Property, Plant and Equipment

A summary of property, plant and equipment follows (in thousands):

	December 31,
	2020	2019
Buildings	$15,675	$15,486
Machinery and equipment	120,949	133,048
Seismic rental equipment	2,003	1,669
Furniture and fixtures	3,172	3,347
Other(a)	30,287	31,142
Total	172,086	184,692
Less: accumulated depreciation	(126,022)	(134,951)
Less: impairment of long-lived assets	(36,553)	(36,553)
Property, plant, equipment and seismic rental equipment, net	$9,511	$13,188

(a)   Consists primarily of cable-based ocean bottom acquisition technologies that were fully impaired.

Total depreciation expense, including amortization of assets recorded under equipment finance leases, for 2020, 2019 and 2018 was $3.8 million, $3.1 million and $7.6 million, respectively.

For 2020 and 2019, the Company did not recognize any impairment.

Multi-Client Data Library

At December 31, 2020 and 2019, multi-client data library costs and accumulated amortization consisted of the following (in thousands):

	December 31,
	2020	2019
Gross costs of multi-client data creation	$1,021,758	$1,007,762
Less: accumulated amortization	(838,700)	(816,401)
Less: impairments to multi-client data library	(132,144)	(130,977)
Multi-client data library, net	$50,914	$60,384

Total amortization expense for 2020, 2019 and 2018 was $22.3 million, $39.5 million and $49.0 million, respectively.

For 2020 and 2019, the Company wrote down its multi-client data library by $1.2 million and $9.1 million, respectively, for programs with capitalized costs exceeding the remaining sales forecast.

Accrued Expenses

A summary of accrued expenses follows (in thousands):

	December 31,
	2020	2019
Compensation, including compensation-related taxes and commissions	$8,923	$15,218
Accrued multi-client data library acquisition costs	1,622	4,219
Income tax payable	3,512	5,367
Other	2,306	5,524
Total	$16,363	$30,328